Cash Generated from Operations (Reconciliation of Profit before Taxation to Cash Used in Operation) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from (used in) operating activities [abstract]
Profit before income tax	¥ 590,778	¥ 2,656,128	¥ 6,808,121
Adjustment items:
Interest income	(339,505)	(398,176)	(443,661)
Share of profit of investments accounted for using the equity method	724,740	972,593	885,597
(Gains)/losses on disposal of subsidiaries	0	60,951	(1,622)
Net (gains)/losses on foreign exchange option and forward exchange contracts	376	12,315	(14,519)
Gains from structured deposits	(114,283)	(85,444)	(19,811)
Payments for sale of financial assets at fair value through other comprehensive income	9,513	19,513	0
Interest expense	64,169	53,784	35,574
Foreign exchange losses/(gains)	5,514	(18,571)	18,034
Depreciation of property, plant and equipment	1,553,039	1,507,804	1,550,924
Depreciation of investment property	15,184	14,694	14,527
Depreciation of right-of-use assets	32,653	101,998	0
Amortization of lease prepayments and other non-current assets	226,263	214,292	242,162
Impairment loss on property, plant, equipment and construction in progress	87,570	486	82,652
(Gains)/losses on disposal of property, plant and equipment and other long-term assets-net	1,212	(158,551)	(172,508)
Share-based payment	0	0	(13,004)
Profit on operation before change of working capital	1,407,743	3,008,630	7,201,272
(Increase)/decrease in inventories	2,865,687	1,366,441	(1,523,277)
(Increase)/decrease in operation receivables	308,333	(92,354)	(469,339)
Increase/(decrease) in operation payables	(1,008,800)	(487,877)	2,767,557
Increase/(decrease) in balances to related parties - net	(1,577,876)	1,860,836	525,286
Cash generated from operating activities	¥ 1,995,087	¥ 5,655,676	¥ 8,501,499